Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2019
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Goodwill and Intangible Assets
14.	Goodwill and Intangible Assets

Details of changes in the carrying amounts and acquisition costs, accumulated amortization and accumulated impairment losses of goodwill and intangible assets are as follows:

	(Millions of Yen)
Carrying amount	Goodwill	Software	Mining rights	Other	Total
As of March 31, 2017	44,563	47,165	44,630	5,878	142,237

Acquisitions	—	18,698	—	2,528	21,227
Amortization	—	(18,443)	(2,306)	(1,215)	(21,965)
Impairment losses	(2,472)	(139)	—	(61)	(2,673)
Effects of changes in foreign exchange rates	173	(1,066)	1,898	(434)	569

As of March 31, 2018	42,263	46,214	44,221	6,695	139,395

Acquisitions	—	19,470	—	807	20,278
Acquisitions through business combinations	22,634	1,891	—	16,333	40,859
Amortization	—	(17,868)	(2,198)	(1,202)	(21,268)
Impairment losses	(10,963)	—	—	—	(10,963)
Effect of changes in foreign exchange rates	(1,131)	(3,079)	(4,884)	(272)	(9,367)

As of March 31, 2019	52,803	46,629	37,139	22,362	158,934

Amortization of intangible assets is included in “Cost of sales” and “Selling, general and administrative expenses” in the consolidated statements of profit or loss.

	(Millions of Yen)
Acquisition costs	Goodwill	Software	Mining rights	Other	Total
As of March 31, 2017	44,563	87,236	63,304	12,131	207,236
As of March 31, 2018	44,736	97,253	66,107	17,203	225,301
As of March 31, 2019	66,238	115,358	58,617	30,875	271,090

Accumulated amortization and accumulated impairment losses	(Millions of Yen)
	Goodwill	Software	Mining rights	Other	Total
As of March 31, 2017	—	40,071	18,674	6,252	64,999
As of March 31, 2018	2,472	51,039	21,885	10,507	85,905
As of March 31, 2019	13,435	68,729	21,478	8,512	112,155